Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Officer [Member]
Management and consulting fees	$ 142,000	$ 143,000
Director [Member]
Due to Related Parties	9,000	145,000
Vendor [Member]
Due to Related Parties	12,000	45,000
Purchase of hardware	$ 64,000	$ 120,000
CEO and VP [Member]
Debt conversion, converted instrument, shares issued	26,828,800
Debt conversion, converted instrument, accrued interest	$ 67,073